Pension And Other Employee Benefit Plans (Schedule Of Weighted-Average Asset Allocations) (Detail)	Dec. 31, 2012	Dec. 31, 2011
Weighted-average asset allocations	100.00%	100.00%
Equities [Member]
Weighted-average asset allocations	48.10%	47.10%
Bonds [Member]
Weighted-average asset allocations	19.40%	18.50%
Property [Member]
Weighted-average asset allocations	0.60%	0.70%
Cash [Member]
Weighted-average asset allocations	11.40%	13.30%
Absolute Return Fund [Member]
Weighted-average asset allocations	20.50%	20.40%